RELATED PARTY TRANSACTIONS - Administrative Service Fee (Details) - USD ($)		3 Months Ended		12 Months Ended
	Apr. 20, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
General and administrative expenses		$ 2,705,646	$ 455,512	$ 1,775,527	$ 1,122,892
Due to related party		58,590		50,221	7,500
Sponsor
Related Party Transaction [Line Items]
Administrative Fees Expense	$ 16,667
Sponsor | Monthly Fee For General And Administrative Services
Related Party Transaction [Line Items]
Due to related party				0	0
Related Party | Sponsor
Related Party Transaction [Line Items]
Management fee, monthly amount					$ 139,447
General and administrative expenses	$ 16,667
Related Party | Sponsor | Monthly Fee For General And Administrative Services
Related Party Transaction [Line Items]
General and administrative expenses		50,001	$ 50,001	200,004
Due to related party		$ 0		$ 0